Shareholders' Equity	3 Months Ended
Mar. 31, 2019
Equity [Abstract]
Shareholders' Equity
Shareholders' Equity
Reclassifications from Accumulated Other Comprehensive Loss – The following table sets forth the significant amounts reclassified out of each component of accumulated other comprehensive loss and their effect on net income (loss) for the period (in millions):

	Three months ended March 31,
	2019	2018
Amounts recognized as a component of net periodic pension and other postretirement benefit cost:
Amortization of net loss	$(2.4)	$(8.0)
Amortization of prior service credit	3.0	4.5
Total before income taxes	0.6	(3.5)
Income tax (expense) benefit	(0.1)	0.7
Total reclassifications for the period, net of income taxes	$0.5	$(2.8)

The Company records unrealized gains and losses related to net periodic pension and other postretirement benefit cost net of estimated taxes in Accumulated other comprehensive income (loss).